INCOME TAXES (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Operating loss carryforwards	$ 10,895	$ 10,547
Interest loss carry forward	1,543	0
Capital loss carryforwards	114	165
Allowance for doubtful accounts	193	150
Tax credit carryforwards	560	560
Accrued expenses and other	585	536
Research and development expenses, net	1,340	1,183
Total deferred tax assets	15,230	13,141
Deferred tax liabilities:
Depreciation of property and equipment	(210)	(108)
Deferred tax assets net of deferred tax liabilities before valuation allowance	15,020	13,033
Valuation allowance	(13,502)	(11,630)
Deferred tax assets, net	$ 1,518	$ 1,403